Stock-Based Compensation - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Term of stock options granted			10 years
Vesting period of stock options			4 years
Number of common stock shares reserved for issuance under the 2003 Equity Incentive Plan	334,070		4,753,323
Aggregate intrinsic value of options exercised			$ 451,000	$ 290,000	$ 284,000
Total estimated grant date fair value of options vested			3,000,000	1,800,000	1,600,000
Unamortized share based compensation expected to be recognized over the remaining vesting period			5,400,000
Unamortized share based compensation period for recognition			2 years 8 months 12 days
Weighted-average per share fair value of employee options granted			$ 4.70	$ 5.90	$ 5.90
Share based compensation, options weighted average exercise price	$ 13.98		$ 7.38	$ 8.35	$ 9.00
Share based compensation expense	1,923,000	1,411,000	2,809,000	2,353,000	1,934,000
Unvested common shares, outstanding			1,125	2,484
Unvested common shares, repurchase price			$ 8.45	$ 7.85
Percentage of repurchase rights that lapse after one year			25.00%
Percentage of repurchase rights that lapse monthly for 36 months after the first year			2.08%
Liability for shares issued with repurchase rights			10,000	20,000
Incentive Stock Options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercise price of stock options granted as a minimum percentage of fair value of common stock			100.00%
Nonstatutory Stock Options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercise price of stock options granted as a minimum percentage of fair value of common stock			85.00%
10% or more
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercise price of stock options granted as a minimum percentage of fair value of common stock			110.00%
Percentage of voting stock			10.00%
Nonemployee Stock Options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period of stock options			4 years
Share based compensation, options granted			6,380	0	33,750
Share based compensation, options weighted average exercise price			$ 7.00		$ 9.00
Share based compensation expense			$ 144,000	$ 65,000	$ 172,000